SHAREHOLDERS' EQUITY - Restricted Shares and Employee Share Purchase Plan (Details) $ in Thousands	12 Months Ended
	Feb. 29, 2016 USD ($) CAD / shares shares	Feb. 29, 2016 USD ($) shares	Feb. 28, 2015 USD ($) CAD / shares shares	Feb. 28, 2015 USD ($) shares
Restricted Shares & Employee Share Purchase Plan
Employer match percentage		25.00%		25.00%
Shares issued for employees' portion of Employee Stock Purchase Plan		5,207
Shares issued for Company portion of Employee Stock Purchase Plan		1,227
Employee stock purchase plan, compensation expense | $		$ 13		$ 13
Fair value of unearned Employee Stock Purchase Plan shares | $	$ 8	$ 8	$ 13	$ 13
Shares held for release under the Employee Stock Purchase Plan	978	978	440	440
Restricted Stock Units (RSUs)
Restricted Share Units (RSU's)
Beginning balance (in shares)		3,200
Granted (in shares)				3,200
Forfeited (in shares)		(800)
Vested (in shares)		(2,400)
End balance (in shares)				3,200
Compensation expense | $		$ 39		$ 93
Weighted Average Price
Beginning balance (in dollars per share) | CAD / shares	$ 53.75
Granted (in dollars per share) | CAD / shares			$ 53.75
Forfeited (in dollars per share) | CAD / shares	53.75
Vested (in dollars per share) | CAD / shares	$ 53.75
End balance (in dollars per share) | CAD / shares			$ 53.75